Employee benefit expenses - Summary of employee benefit expenses categories in the consolidated statements of loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Employee benefit expenses
Cost of revenue	¥ 369,278	$ 53,540	¥ 193,983	¥ 164,268
Selling expenses	364,564	52,857	343,161	246,959
Administrative expenses	266,908	38,698	227,001	126,318
Research and development expenses	290,286	$ 42,087	253,950	148,999
Employee benefits expense	487,788		414,604	268,986
Employee benefit expenses
Employee benefit expenses
Cost of revenue	57,795		35,589	27,108
Selling expenses	148,963		142,699	101,379
Administrative expenses	121,185		101,957	64,610
Research and development expenses	159,845		134,359	75,889
Employee benefits expense	¥ 487,788		¥ 414,604	¥ 268,986